Schedule of Portfolio Investments	Boston Trust Asset Management Fund
March 31, 2019 (Unaudited)

COMMON STOCKS (78.4%)
Security Description	Shares	Fair Value ($)

Communication Services (6.6%)
Alphabet, Inc., Class A (a)	2,000	2,353,780
Alphabet, Inc., Class C (a)	15,000	17,599,650
Comcast Corp., Class A	275,000	10,994,500
Omnicom Group, Inc.	35,000	2,554,650

		33,502,580

Consumer Discretionary (4.5%)
Autoliv, Inc.	20,000	1,470,600
Garrett Motion, Inc. (a)	3,250	47,873
NIKE, Inc., Class B	115,000	9,684,150
Ross Stores, Inc.	30,000	2,793,000
Starbucks Corp.	110,000	8,177,400
Veoneer, Inc. (a)	25,000	571,750

		22,744,773

Consumer Staples (6.8%)
Church & Dwight Co., Inc.	75,000	5,342,250
Costco Wholesale Corp.	45,000	10,896,300
Diageo PLC, Sponsored ADR	25,000	4,090,250
McCormick & Co., Inc.	25,000	3,765,750
PepsiCo, Inc.	30,000	3,676,500
Procter & Gamble Co.	20,000	2,081,000
Sysco Corp.	50,000	3,338,000
The Hershey Co.	10,000	1,148,300

		34,338,350

Energy (2.7%)
Chevron Corp.	27,500	3,387,450
ConocoPhillips	50,000	3,337,000
Exxon Mobil Corp.	75,000	6,060,000
Schlumberger Ltd.	20,000	871,400

		13,655,850

Financials (14.3%)
American Express Co.	55,000	6,011,500
BB&T Corp.	100,000	4,653,000
Berkshire Hathaway, Inc., Class B (a)	60,000	12,053,400
Chubb Ltd.	35,000	4,902,800
Cincinnati Financial Corp.	60,000	5,154,000
Comerica, Inc.	30,000	2,199,600
Commerce Bancshares, Inc.	33,501	1,945,068
JPMorgan Chase & Co.	100,000	10,123,000
M&T Bank Corp.	17,500	2,747,850
Northern Trust Corp.	50,000	4,520,500
PNC Financial Services Group, Inc.	45,000	5,519,700
State Street Corp.	40,000	2,632,400
T. Rowe Price Group, Inc.	40,000	4,004,800
U.S. Bancorp	125,000	6,023,750

		72,491,368

Health Care (12.1%)
Becton, Dickinson & Co.	50,000	12,486,500
Covetrus, Inc. (a)	20,000	637,000
Dentsply Sirona, Inc.	50,000	2,479,500
Edwards Lifesciences Corp. (a)	45,000	8,609,850
Henry Schein, Inc. (a)	50,000	3,005,500
Johnson & Johnson, Inc.	55,000	7,688,450
Medtronic PLC	20,000	1,821,600
Merck & Co., Inc.	40,000	3,326,800
Mettler-Toledo International, Inc. (a)	7,500	5,422,500
Stryker Corp.	25,000	4,938,000
UnitedHealth Group, Inc.	32,500	8,035,950
Varian Medical Systems, Inc. (a)	20,000	2,834,400

		61,286,050

Industrials (9.3%)
3M Co.	42,500	8,830,650
Donaldson Co., Inc.	75,000	3,754,500
Emerson Electric Co.	25,000	1,711,750
Expeditors International of Washington, Inc.	7,500	569,250
Honeywell International, Inc.	25,000	3,973,000
Hubbell, Inc.	40,000	4,719,200
Illinois Tool Works, Inc.	35,000	5,023,550
Union Pacific Corp.	50,000	8,360,000
United Parcel Service, Inc., Class B	50,000	5,587,000
W.W. Grainger, Inc.	15,000	4,513,950

		47,042,850

Information Technology (17.9%)
Accenture PLC, Class A	70,000	12,321,400
Apple, Inc.	100,000	18,995,000
Automatic Data Processing, Inc.	70,000	11,181,800
Cisco Systems, Inc.	175,000	9,448,250
Microsoft Corp.	155,000	18,280,700
Oracle Corp.	150,000	8,056,500
Visa, Inc., Class A	75,000	11,714,250

		89,997,900

Materials (2.3%)
Air Products & Chemicals, Inc.	20,000	3,819,200
AptarGroup, Inc.	30,000	3,191,700
PPG Industries, Inc.	40,000	4,514,800

		11,525,700

Utilities (1.9%)
Consolidated Edison, Inc.	50,000	4,240,500
Eversource Energy	75,000	5,321,250

		9,561,750

TOTAL COMMON STOCKS (Cost $183,236,820)		396,147,171

CORPORATE BONDS (2.6%)

Security Description	Shares or Principal Amount ($)	Fair Value ($)

Financials (1.4%)
American Express Co., 2.65%, 12/2/22	1,926,000	1,915,984
Berkshire Hathaway, Inc., 3.13%,
3/15/26, Callable 12/15/25 @ 100	2,000,000	2,022,296
JPMorgan Chase & Co., 3.90%, 7/15/25,
Callable 4/15/25 @ 100	1,000,000	1,039,913
Wells Fargo & Co., 3.55%, 9/29/25, MTN	2,000,000	2,034,791

		7,012,984

Health Care (0.2%)
Becton, Dickinson & Co., 3.13%, 11/8/21	1,000,000	1,004,517

Industrials (0.1%)

Hubbell, Inc., 3.50%, 2/15/28, Callable 11/15/27 @ 100	500,000	482,858

Information Technology (0.9%)
Apple, Inc., 3.25%, 2/23/26, Callable 11/23/25 @ 100	2,500,000	2,549,677
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	2,000,000	2,032,217

		4,581,894

TOTAL CORPORATE BONDS (Cost $12,985,438)		13,082,253

Schedule of Portfolio Investments	Boston Trust Asset Management Fund
March 31, 2019 (Unaudited)

MUNICIPAL BONDS (0.7%)
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Massachusetts (0.7%):
Massachusetts State, Series E, GO,
4.00%, 9/1/37, Callable 9/1/25 @ 100	1,000,000	1,062,860
Massachusetts State, Series E, GO,
5.00%, 7/1/38, Callable 7/1/26 @ 100	260,000	302,058
Massachusetts State Development
Finance Agency Revenue, Series R-2,
5.00%, 7/1/28, Callable 7/1/20 @ 100	460,000	478,685
Massachusetts State Health &
Educational Facilities Authority Revenue,
Series A, 5.00%, 12/15/26, Prerefunded 12/15/19 @ 100	1,500,000	1,537,065

		3,380,668

TOTAL MUNICIPAL BONDS (Cost $3,529,589)		3,380,668

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (17.1%)

Security Description	Shares or Principal Amount ($)	Fair Value ($)

Federal Farm Credit Bank (4.3%)
2.63%, 8/12/19	10,000,000	10,010,212
2.85%, 3/2/28	2,000,000	2,019,750
2.95%, 1/27/25	2,000,000	2,058,956
3.14%, 12/5/29	2,500,000	2,566,332
3.39%, 2/1/28	2,000,000	2,105,094
3.85%, 12/26/25	2,770,000	2,997,882

		21,758,226

Federal Home Loan Bank (2.7%)
2.38%, 3/13/26	6,000,000	5,919,716
2.50%, 12/10/27	1,500,000	1,477,950
2.63%, 6/11/27	1,500,000	1,495,192
2.88%, 9/13/24	2,500,000	2,563,765
3.50%, 9/24/29	2,000,000	2,131,766

		13,588,389

U.S. Treasury Bill (3.0%)
2.35%, 7/18/19	8,000,000	7,943,450
2.38%, 8/15/19	7,500,000	7,432,637

		15,376,087

U.S. Treasury Note (7.1%)
2.75%, 2/15/24	35,000,000	35,808,692

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT
AGENCY OBLIGATIONS (Cost $86,034,129)		86,531,394

INVESTMENT COMPANIES (1.1%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 2.31%(b)	5,760,685	5,760,685

TOTAL INVESTMENT COMPANIES (Cost $5,760,685)		5,760,685

Total Investments (Cost $291,546,661) — 99.9%		504,902,171
Other assets in excess of liabilities — 0.1%		321,159

NET ASSETS — 100.0%		$505,223,330

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2019.

ADR	American Depositary Receipt
GO	General Obligation
MTN	Medium Term Note
PLC	Public Limited Company

Schedule of Portfolio Investments	Boston Trust Equity Fund
March 31, 2019 (Unaudited)

COMMON STOCKS (99.5%)
Security Description	Shares	Fair Value ($)

Communication Services (8.6%)
Alphabet, Inc., Class A (a)	750	882,668
Alphabet, Inc., Class C (a)	5,500	6,453,205
Comcast Corp., Class A	90,000	3,598,200
Omnicom Group, Inc.	15,000	1,094,850

		12,028,923

Consumer Discretionary (5.3%)
Autoliv, Inc.	10,000	735,300
Garrett Motion, Inc. (a)	1,400	20,622
NIKE, Inc., Class B	30,000	2,526,300
Ross Stores, Inc.	10,000	931,000
Starbucks Corp.	40,000	2,973,600
Veoneer, Inc. (a)	10,000	228,700

		7,415,522

Consumer Staples (8.9%)
Church & Dwight Co., Inc.	20,000	1,424,600
Colgate-Palmolive Co.	2,500	171,350
Costco Wholesale Corp.	17,000	4,116,380
Diageo PLC, Sponsored ADR	7,500	1,227,075
McCormick & Co., Inc.	7,000	1,054,410
PepsiCo, Inc.	10,000	1,225,500
Procter & Gamble Co.	10,000	1,040,500
Sysco Corp.	25,000	1,669,000
The Hershey Co.	5,000	574,150

		12,502,965

Energy (3.1%)
Chevron Corp.	15,000	1,847,700
ConocoPhillips	12,500	834,250
Exxon Mobil Corp.	20,000	1,616,000
Schlumberger Ltd.	2,500	108,925

		4,406,875

Financials (18.6%)
American Express Co.	25,000	2,732,500
BB&T Corp.	30,000	1,395,900
Berkshire Hathaway, Inc., Class B (a)	20,000	4,017,800
Chubb Ltd.	15,000	2,101,200
Cincinnati Financial Corp.	25,000	2,147,500
Commerce Bancshares, Inc.	10,048	583,387
JPMorgan Chase & Co.	37,500	3,796,125
M&T Bank Corp.	6,000	942,120
Northern Trust Corp.	15,000	1,356,150
PNC Financial Services Group, Inc.	20,000	2,453,200
State Street Corp.	15,000	987,150
T. Rowe Price Group, Inc.	15,000	1,501,800
U.S. Bancorp	45,000	2,168,550

		26,183,382

Health Care (15.1%)
Becton, Dickinson & Co.	16,000	3,995,680
Covetrus, Inc. (a)	6,000	191,100
Dentsply Sirona, Inc.	25,000	1,239,750
Edwards Lifesciences Corp. (a)	7,500	1,434,975
Henry Schein, Inc. (a)	17,500	1,051,925
Johnson & Johnson, Inc.	22,500	3,145,275
Medtronic PLC	10,000	910,800
Merck & Co., Inc.	15,000	1,247,550
Mettler-Toledo International, Inc. (a)	1,500	1,084,500
Stryker Corp.	12,000	2,370,240
UnitedHealth Group, Inc.	14,000	3,461,640
Varian Medical Systems, Inc. (a)	7,500	1,062,900

		21,196,335

Industrials (12.9%)
3M Co.	15,000	3,116,700
Deere & Co.	7,500	1,198,800
Donaldson Co., Inc.	15,000	750,900
Honeywell International, Inc.	10,000	1,589,200
Hubbell, Inc.	15,000	1,769,700
Illinois Tool Works, Inc.	15,000	2,152,950
Union Pacific Corp.	22,500	3,762,000
United Parcel Service, Inc., Class B	15,000	1,676,100
W.W. Grainger, Inc.	7,000	2,106,510

		18,122,860

Information Technology (21.5%)
Accenture PLC, Class A	25,000	4,400,500
Apple, Inc.	30,000	5,698,500
Automatic Data Processing, Inc.	20,000	3,194,800
Cisco Systems, Inc.	50,000	2,699,500
Microsoft Corp.	55,000	6,486,700
Oracle Corp.	50,000	2,685,500
Visa, Inc., Class A	32,500	5,076,174

		30,241,674

Materials (3.3%)
Air Products & Chemicals, Inc.	7,000	1,336,720
AptarGroup, Inc.	10,000	1,063,900
PPG Industries, Inc.	20,000	2,257,400

		4,658,020

Utilities (2.2%)
Consolidated Edison, Inc.	15,000	1,272,150
Eversource Energy	25,000	1,773,750

		3,045,900

TOTAL COMMON STOCKS (Cost $62,500,457)		139,802,456

INVESTMENT COMPANIES (0.5%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 2.31%(b)	768,868	768,868

TOTAL INVESTMENT COMPANIES (Cost $768,868)		768,868

Total Investments (Cost $63,269,325) — 100.0%		140,571,324
Other assets in excess of liabilities — 0.0%		40,588

NET ASSETS — 100.0%		$140,611,912

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2019.

ADR	American Depositary Receipt
PLC	Public Limited Company

Schedule of Portfolio Investments	Boston Trust Midcap Fund
March 31, 2019 (Unaudited)

COMMON STOCKS (98.7%)
Security Description	Shares	Fair Value ($)

Communication Services (1.3%)
Omnicom Group, Inc.	16,925	1,235,356

		1,235,356

Consumer Discretionary (11.6%)
Dollar General Corp.	12,500	1,491,250
Dunkin’ Brands Group, Inc.	14,300	1,073,930
Expedia, Inc.	7,700	916,300
Hasbro, Inc.	9,750	828,945
Hyatt Hotels Corp., Class A	20,500	1,487,685
O’Reilly Automotive, Inc. (a)	2,975	1,155,193
Polaris Industries, Inc.	9,000	759,870
Ross Stores, Inc.	17,600	1,638,560
Service Corp. International	21,400	859,210
Williams Sonoma, Inc.	16,000	900,320

		11,111,263

Consumer Staples (6.5%)
Brown-Forman Corp., Class B	19,012	1,003,453
Church & Dwight Co., Inc.	15,175	1,080,915
McCormick & Co., Inc.	5,575	839,762
Sysco Corp.	15,000	1,001,400
The Clorox Co.	6,900	1,107,174
The Hershey Co.	10,750	1,234,423

		6,267,127

Energy (3.0%)
Apache Corp.	35,000	1,213,100
Dril-Quip, Inc. (a)	16,000	733,600
Helmerich & Payne, Inc.	15,950	886,182

		2,832,882

Financials (15.7%)
Brown & Brown, Inc.	29,825	880,136
Commerce Bancshares, Inc.	23,156	1,344,436
Discover Financial Services	17,125	1,218,615
East West Bancorp, Inc.	13,875	665,584
Eaton Vance Corp.	22,400	902,944
FactSet Research Systems, Inc.	7,075	1,756,509
M&T Bank Corp.	7,575	1,189,427
Northern Trust Corp.	16,600	1,500,806
SEI Investments Co.	19,750	1,031,938
Signature Bank	8,050	1,030,964
State Street Corp.	13,575	893,371
SunTrust Banks, Inc.	10,450	619,163
T. Rowe Price Group, Inc.	10,950	1,096,314
W. R. Berkley Corp.	11,745	995,036

		15,125,243

Health Care (11.3%)
Agilent Technologies, Inc.	12,750	1,024,845
Cerner Corp. (a)	15,725	899,627
Henry Schein, Inc. (a)	14,575	876,103
Laboratory Corp. of America Holdings (a)	5,500	841,390
Mettler-Toledo International, Inc. (a)	1,550	1,120,650
PerkinElmer, Inc.	7,200	693,792
STERIS PLC	8,575	1,097,857
The Cooper Companies, Inc.	4,450	1,317,957
Varian Medical Systems, Inc. (a)	6,825	967,239
Waters Corp. (a)	3,825	962,791
Zimmer Biomet Holdings, Inc.	8,000	1,021,600

		10,823,851

Industrials (15.5%)
AMETEK, Inc.	17,125	1,420,861
Donaldson Co., Inc.	29,700	1,486,781
Expeditors International of Washington, Inc.	16,250	1,233,375
Hubbell, Inc.	12,600	1,486,548
IDEX Corp.	5,875	891,473
Kansas City Southern	7,000	811,860
Lincoln Electric Holdings, Inc.	10,350	868,055
Masco Corp.	26,600	1,045,646
Nordson Corp.	10,500	1,391,459
Roper Technologies, Inc.	4,050	1,384,979
Sensata Technologies Holding PLC (a)	17,675	795,729
The Middleby Corp. (a)	7,600	988,228
Verisk Analytics, Inc.	7,800	1,037,400

		14,842,394

Information Technology (15.4%)
Akamai Technologies, Inc. (a)	11,950	856,935
Amdocs Ltd.	16,025	867,113
Amphenol Corp., Class A	12,325	1,163,973
ANSYS, Inc. (a)	5,700	1,041,447
Aspen Technology, Inc. (a)	9,200	959,192
CDK Global, Inc.	12,150	714,663
Check Point Software Technologies Ltd. (a)	9,000	1,138,410
Citrix Systems, Inc.	9,800	976,668
F5 Networks, Inc. (a)	9,850	1,545,760
IPG Photonics Corp. (a)	7,975	1,210,446
Juniper Networks, Inc.	36,750	972,773
Paychex, Inc.	27,500	2,205,499
TE Connectivity Ltd.	14,000	1,130,500

		14,783,379

Materials (7.4%)
AptarGroup, Inc.	14,475	1,539,995
Avery Dennison Corp.	14,700	1,661,100
Ball Corp.	16,350	946,011
International Flavors & Fragrances, Inc.	11,825	1,522,942
RPM International, Inc.	23,975	1,391,509

		7,061,557

Real Estate (5.9%)
Alexandria Real Estate Equities, Inc.	6,025	858,924
Digital Realty Trust, Inc.	7,650	910,350
Host Hotels & Resorts, Inc.	44,625	843,413
Jones Lang LaSalle, Inc.	5,800	894,244
Lamar Advertising Co., Class A	10,300	816,378
Realty Income Corp.	18,775	1,381,089

		5,704,398

Utilities (5.1%)
American Water Works Co., Inc.	7,700	802,802
Consolidated Edison, Inc.	11,000	932,910
Eversource Energy	30,175	2,140,916
ONE Gas, Inc.	11,500	1,023,845

		4,900,473

TOTAL COMMON STOCKS (Cost $68,803,609)		94,687,923

INVESTMENT COMPANIES (1.8%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 2.31%(b)	1,759,465	1,759,465

TOTAL INVESTMENT COMPANIES (Cost $1,759,465)		1,759,465

Total Investments (Cost $70,563,074) — 100.5%		96,447,388
Liabilities in excess of other assets — (0.5)%		(489,486)

NET ASSETS — 100.0%		$95,957,902

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2019.

PLC	Public Limited Company

Schedule of Portfolio Investments	Boston Trust SMID Cap Fund
March 31, 2019 (Unaudited)

COMMON STOCKS (99.1%)
Security Description	Shares	Fair Value ($)

Communication Services (1.1%)
Interpublic Group of Cos., Inc.	45,200	949,652

		949,652

Consumer Discretionary (10.4%)
Big Lots, Inc.	16,000	608,320
Cheesecake Factory, Inc.	18,200	890,344
Choice Hotels International, Inc.	12,700	987,298
Dorman Products, Inc. (a)	11,200	986,608
Dunkin’ Brands Group, Inc.	11,200	841,120
Polaris Industries, Inc.	7,700	650,111
Service Corp. International	31,200	1,252,680
Texas Roadhouse, Inc.	12,700	789,813
Tiffany & Co.	9,300	981,615
Williams Sonoma, Inc.	15,100	849,677

		8,837,586

Consumer Staples (4.3%)
Church & Dwight Co., Inc.	12,025	856,541
Flowers Foods, Inc.	40,500	863,460
Lancaster Colony Corp.	4,500	705,105
Performance Food Group Co. (a)	17,300	685,772
Tootsie Roll Industries, Inc.	14,900	554,876

		3,665,754

Energy (3.0%)
Apache Corp.	17,100	592,686
Dril-Quip, Inc. (a)	14,300	655,655
Helmerich & Payne, Inc.	15,000	833,400
National Oilwell Varco, Inc.	16,600	442,224

		2,523,965

Financials (16.2%)
American Financial Group, Inc.	6,000	577,260
Bank of Hawaii Corp.	11,100	875,457
Brown & Brown, Inc.	32,700	964,977
Cincinnati Financial Corp.	9,100	781,690
Cohen & Steers, Inc.	14,200	600,234
Commerce Bancshares, Inc.	14,500	841,870
CVB Financial Corp.	24,500	515,725
East West Bancorp, Inc.	16,400	786,708
Eaton Vance Corp.	26,600	1,072,246
FactSet Research Systems, Inc.	5,500	1,365,485
First Hawaiian, Inc.	23,500	612,175
SEI Investments Co.	24,000	1,254,000
Signature Bank	10,000	1,280,700
SVB Financial Group (a)	4,400	978,384
Texas Capital Bancshares, Inc. (a)	9,700	529,523
UMB Financial Corp.	12,600	806,904

		13,843,338

Health Care (12.9%)
Chemed Corp.	3,200	1,024,224
Dentsply Sirona, Inc.	14,200	704,178
Henry Schein, Inc. (a)	8,100	486,891
Masimo Corp. (a)	11,400	1,576,392
Mettler-Toledo International, Inc. (a)	1,475	1,066,425
PerkinElmer, Inc.	13,900	1,339,404
ResMed, Inc.	6,700	696,599
STERIS PLC	8,700	1,113,861
The Cooper Companies, Inc.	4,100	1,214,297
Varian Medical Systems, Inc. (a)	7,400	1,048,728
Waters Corp. (a)	2,700	679,617

		10,950,616

Industrials (16.8%)
Applied Industrial Technologies, Inc.	16,100	957,467
C.H. Robinson Worldwide, Inc.	8,500	739,415
Donaldson Co., Inc.	28,000	1,401,680
Expeditors International of Washington, Inc.	16,900	1,282,710
Hexcel Corp.	9,000	622,440
Hubbell, Inc.	11,200	1,321,376
IDEX Corp.	5,500	834,570
Kansas City Southern	5,700	661,086
Lincoln Electric Holdings, Inc.	11,200	939,344
Masco Corp.	22,400	880,544
Nordson Corp.	9,600	1,272,192
Sensata Technologies Holding PLC (a)	17,100	769,842
The Middleby Corp. (a)	8,000	1,040,240
UniFirst Corp.	6,900	1,059,150
Valmont Industries, Inc.	4,600	598,460

		14,380,516

Information Technology (15.8%)
Akamai Technologies, Inc. (a)	14,800	1,061,308
Amdocs Ltd.	16,100	871,171
ANSYS, Inc. (a)	5,100	931,821
Aspen Technology, Inc. (a)	13,000	1,355,380
CDK Global, Inc.	11,000	647,020
Coherent, Inc. (a)	5,050	715,686
F5 Networks, Inc. (a)	8,200	1,286,826
IPG Photonics Corp. (a)	8,200	1,244,596
Jack Henry & Associates, Inc.	7,100	985,054
Juniper Networks, Inc.	35,200	931,744
Manhattan Associates, Inc. (a)	21,500	1,184,865
NETGEAR, Inc. (a)	14,000	463,680
Tech Data Corp. (a)	8,500	870,485
Teradata Corp. (a)	19,600	855,540

		13,405,176

Materials (6.2%)
AptarGroup, Inc.	13,000	1,383,070
Avery Dennison Corp.	8,500	960,500
International Flavors & Fragrances, Inc.	7,000	901,530
RPM International, Inc.	23,600	1,369,744
Silgan Holdings, Inc.	22,600	669,638

		5,284,482

Real Estate (8.7%)
American Campus Communities, Inc.	14,200	675,636
Camden Property Trust	11,300	1,146,950
CoreSite Realty Corp.	10,600	1,134,412
CubeSmart	22,300	714,492
Highwoods Properties, Inc.	14,000	654,920
Jones Lang LaSalle, Inc.	7,500	1,156,350
Lamar Advertising Co., Class A	12,600	998,676
Ryman Hospitality Properties, Inc.	10,700	879,968

		7,361,404

Utilities (3.7%)
Atmos Energy Corp.	10,200	1,049,886
New Jersey Resources Corp.	17,600	876,304
ONE Gas, Inc.	14,000	1,246,420

		3,172,610

TOTAL COMMON STOCKS (Cost $75,333,142)		84,375,099

INVESTMENT COMPANIES (0.6%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 2.31%(b)	472,812	472,812

TOTAL INVESTMENT COMPANIES (Cost $472,812)		472,812

Total Investments (Cost $75,805,954) — 99.7%		84,847,911
Other assets in excess of liabilities — 0.3%		215,039

NET ASSETS — 100.0%		$85,062,950

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2019.

PLC	Public Limited Company

Schedule of Portfolio Investments	Boston Trust Small Cap Fund
March 31, 2019 (Unaudited)

COMMON STOCKS (99.1%)
Security Description	Shares	Fair Value ($)

Communication Services (0.9%)
Cable One, Inc.	2,111	2,071,693

		2,071,693

Consumer Discretionary (11.6%)
Big Lots, Inc.	68,383	2,599,922
Carter’s, Inc.	19,248	1,940,006
Cheesecake Factory, Inc.	48,069	2,351,535
Choice Hotels International, Inc.	51,902	4,034,860
Dorman Products, Inc. (a)	32,326	2,847,597
Dunkin’ Brands Group, Inc.	33,515	2,516,977
Gentherm, Inc. (a)	43,867	1,616,938
Monro, Inc.	41,345	3,577,170
Texas Roadhouse, Inc.	49,729	3,092,647
Williams Sonoma, Inc.	51,205	2,881,305

		27,458,957

Consumer Staples (4.6%)
Flowers Foods, Inc.	147,138	3,136,982
Lancaster Colony Corp.	13,283	2,081,313
Performance Food Group Co. (a)	48,253	1,912,749
The Boston Beer Co., Inc., Class A (a)	7,420	2,186,897
Tootsie Roll Industries, Inc.	42,401	1,578,999

		10,896,940

Energy (3.1%)
Dril-Quip, Inc. (a)	51,800	2,375,030
Forum Energy Technologies, Inc. (a)	129,796	663,258
Natural Gas Services Group, Inc. (a)	39,419	682,343
Newpark Resources, Inc. (a)	184,076	1,686,136
RPC, Inc.	170,100	1,940,841

		7,347,608

Financials (17.0%)
1st Source Corp.	41,509	1,864,169
Artisan Partners Asset Management, Inc., Class A	46,798	1,177,906
Bank of Hawaii Corp.	42,534	3,354,656
Bridge BanCorp, Inc.	31,650	927,345
Bryn Mawr Bank Corp.	38,640	1,396,063
Camden National Corp.	30,461	1,270,833
Cohen & Steers, Inc.	50,549	2,136,706
Commerce Bancshares, Inc.	47,899	2,781,016
CVB Financial Corp.	72,032	1,516,274
Eaton Vance Corp.	87,836	3,540,669
First Hawaiian, Inc.	65,595	1,708,750
German American BanCorp	31,691	931,715
Independent Bank Corp.	29,415	2,382,909
Lakeland Financial Corp.	62,930	2,845,695
Morningstar, Inc.	23,020	2,900,290
Texas Capital Bancshares, Inc. (a)	29,500	1,610,405
Tompkins Financial Corp.	27,550	2,095,729
UMB Financial Corp.	42,883	2,746,227
Washington Federal, Inc.	56,637	1,636,243
Washington Trust BanCorp, Inc.	37,492	1,805,240

		40,628,840

Health Care (15.9%)
Anika Therapeutics, Inc. (a)	45,507	1,376,132
Atrion Corp.	2,100	1,845,228
Bio-Techne Corp.	8,900	1,767,095
Bruker Corp.	103,927	3,994,954
Charles River Laboratories International, Inc. (a)	30,092	4,370,863
Chemed Corp.	13,600	4,352,951
CorVel Corp. (a)	19,658	1,282,488
Ensign Group, Inc.	35,257	1,804,806
Globus Medical, Inc., Class A (a)	51,400	2,539,674
Haemonetics Corp. (a)	20,560	1,798,589
Hill-Rom Holdings, Inc.	33,500	3,546,310
Masimo Corp. (a)	36,672	5,071,004
Premier, Inc. (a)	56,473	1,947,754
U.S. Physical Therapy, Inc.	19,924	2,092,618

		37,790,466

Industrials (15.7%)
Applied Industrial Technologies, Inc.	48,807	2,902,552
Donaldson Co., Inc.	86,298	4,320,078
Forward Air Corp.	39,869	2,580,720
Franklin Electric Co., Inc.	74,430	3,802,629
Herman Miller, Inc.	60,081	2,113,650
Hub Group, Inc., Class A (a)	67,583	2,760,766
Kadant, Inc.	22,056	1,940,046
Landstar System, Inc.	34,765	3,802,943
Lincoln Electric Holdings, Inc.	38,127	3,197,711
Tennant Co.	24,721	1,534,927
UniFirst Corp.	19,600	3,008,600
Valmont Industries, Inc.	17,711	2,304,201
Watts Water Technologies, Inc., Class A	38,435	3,106,317

		37,375,140

Information Technology (15.2%)
Aspen Technology, Inc. (a)	34,724	3,620,324
Coherent, Inc. (a)	20,621	2,922,408
CSG Systems International, Inc.	91,000	3,849,300
ExlService Holdings, Inc. (a)	43,334	2,600,907
InterDigital, Inc.	27,632	1,823,159
Manhattan Associates, Inc. (a)	61,270	3,376,590
NETGEAR, Inc. (a)	63,033	2,087,653
NIC, Inc.	196,068	3,350,802
Power Integrations, Inc.	30,994	2,167,720
Progress Software Corp.	64,000	2,839,680
Tech Data Corp. (a)	34,601	3,543,489
Teradata Corp. (a)	87,000	3,797,550

		35,979,582

Materials (4.3%)
AptarGroup, Inc.	41,500	4,415,185
Minerals Technologies, Inc.	27,652	1,625,661
Quaker Chemical Corp.	8,700	1,742,871
Silgan Holdings, Inc.	82,178	2,434,934

		10,218,651

Real Estate (6.1%)
American Campus Communities, Inc.	42,411	2,017,915
CoreSite Realty Corp.	30,500	3,264,111
CubeSmart	80,210	2,569,929
HFF, Inc., Class A	48,991	2,339,320
Highwoods Properties, Inc.	38,435	1,797,989
Ryman Hospitality Properties, Inc.	29,456	2,422,461

		14,411,725

Utilities (4.7%)
Chesapeake Utilities Corp.	27,837	2,539,013
Hawaiian Electric Industries, Inc.	57,724	2,353,407
New Jersey Resources Corp.	49,217	2,450,514
ONE Gas, Inc.	42,924	3,821,524

		11,164,458

TOTAL COMMON STOCKS (Cost $174,787,980)		235,344,060

Schedule of Portfolio Investments	Boston Trust Small Cap Fund
March 31, 2019 (Unaudited)

INVESTMENT COMPANIES (0.9%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 2.31%(b)	2,097,447	2,097,447

TOTAL INVESTMENT COMPANIES (Cost $2,097,447)		2,097,447

Total Investments (Cost $176,885,427) — 100.0%		237,441,507
Liabilities in excess of other assets — 0.0%		(25,371)

NET ASSETS — 100.0%		$237,416,136

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2019.

Schedule of Portfolio Investments	Walden Asset Management Fund
March 31, 2019 (Unaudited)

COMMON STOCKS (71.5%)
Security Description	Shares	Fair Value ($)

Communication Services (5.5%)
Alphabet, Inc., Class A (a)	1,000	1,176,890
Alphabet, Inc., Class C (a)	2,900	3,402,599
Charter Communications, Inc., Class A (a)	2,445	848,195
Comcast Corp., Class A	33,000	1,319,340
Omnicom Group, Inc.	14,000	1,021,860

		7,768,884

Consumer Discretionary (5.5%)
Advance Auto Parts, Inc.	2,500	426,325
Autoliv, Inc.	3,000	220,590
Booking Holdings, Inc. (a)	475	828,832
Dollar General Corp.	10,000	1,193,000
McDonald’s Corp.	2,000	379,800
NIKE, Inc., Class B	18,000	1,515,780
Ross Stores, Inc.	14,500	1,349,950
Starbucks Corp.	19,500	1,449,630
The Home Depot, Inc.	2,000	383,780
Veoneer, Inc. (a)	3,000	68,610

		7,816,297

Consumer Staples (7.8%)
Church & Dwight Co., Inc.	13,000	925,990
Colgate-Palmolive Co.	16,000	1,096,640
Costco Wholesale Corp.	8,600	2,082,404
Estee Lauder Cos., Inc.	11,000	1,821,050
PepsiCo, Inc.	14,500	1,776,975
Sysco Corp.	15,000	1,001,400
The Clorox Co.	9,000	1,444,140
The Hershey Co.	8,000	918,640

		11,067,239

Energy (2.4%)
Apache Corp.	26,000	901,160
ConocoPhillips	37,000	2,469,380

		3,370,540

Financials (11.2%)
American Express Co.	11,000	1,202,300
BB&T Corp.	26,000	1,209,780
Cincinnati Financial Corp.	15,000	1,288,500
Comerica, Inc.	9,000	659,880
Commerce Bancshares, Inc.	13,891	806,511
Discover Financial Services	14,000	996,240
JPMorgan Chase & Co.	22,000	2,227,060
Northern Trust Corp.	16,000	1,446,560
PNC Financial Services Group, Inc.	11,500	1,410,590
State Street Corp.	14,500	954,245
SunTrust Banks, Inc.	20,000	1,185,000
T. Rowe Price Group, Inc.	10,000	1,001,200
U.S. Bancorp	31,500	1,517,985

		15,905,851

Health Care (11.5%)
Becton, Dickinson & Co.	9,600	2,397,408
Covetrus, Inc. (a)	5,600	178,360
Danaher Corp.	11,000	1,452,220
Henry Schein, Inc. (a)	15,500	931,705
Johnson & Johnson, Inc.	16,000	2,236,640
Medtronic PLC	10,000	910,800
Merck & Co., Inc.	17,600	1,463,792
Mettler-Toledo International, Inc. (a)	1,700	1,229,100
Stryker Corp.	8,500	1,678,920
UnitedHealth Group, Inc.	9,200	2,274,792
Waters Corp. (a)	5,800	1,459,918

		16,213,655

Industrials (8.4%)
3M Co.	8,800	1,828,464
Deere & Co.	6,000	959,040
Donaldson Co., Inc.	20,000	1,001,200
Emerson Electric Co.	15,100	1,033,897
Hubbell, Inc.	8,000	943,840
Illinois Tool Works, Inc.	8,500	1,220,005
Lincoln Electric Holdings, Inc.	7,000	587,090
Union Pacific Corp.	12,500	2,090,000
United Parcel Service, Inc., Class B	10,500	1,173,270
W.W. Grainger, Inc.	3,500	1,053,255

		11,890,061

Information Technology (14.6%)
Accenture PLC, Class A	12,500	2,200,250
Apple, Inc.	22,500	4,273,875
Automatic Data Processing, Inc.	13,000	2,076,620
Cisco Systems, Inc.	30,000	1,619,700
Cognizant Technology Solutions Corp., Class A	11,000	796,950
Microsoft Corp.	37,000	4,363,780
Oracle Corp.	40,000	2,148,400
TE Connectivity Ltd.	10,000	807,500
Visa, Inc., Class A	15,000	2,342,851

		20,629,926

Materials (2.6%)
AptarGroup, Inc.	12,500	1,329,875
Linde PLC	7,000	1,231,510
PPG Industries, Inc.	9,500	1,072,265

		3,633,650

Utilities (2.0%)
Consolidated Edison, Inc.	15,500	1,314,555
Eversource Energy	21,000	1,489,950

		2,804,505

TOTAL COMMON STOCKS (Cost $55,319,736)		101,100,608

CERTIFICATE OF DEPOSIT (0.1%)
	Shares or
	Principal
Security Description	Amount ($)	Fair Value ($)

Certificate of Deposit (0.1%)
Self Help Federal Credit Union, 1.30%, 6/21/19	100,000	99,728

TOTAL CERTIFICATE OF DEPOSIT (Cost $100,000)		99,728

CORPORATE BONDS (2.6%)
	Shares or
	Principal
Security Description	Amount ($)	Fair Value ($)

Consumer Discretionary (0.2%)
Starbucks Corp., 2.45%, 6/15/26, Callable 3/15/26 @ 100	350,000	331,605

Financials (0.7%)
American Express Co., 2.65%, 12/2/22	287,000	285,507
KFW, 1.88%, 11/30/20	250,000	248,068
North American Development Bank, 4.38%, 2/11/20	100,000	101,413
The Toronto-Dominion Bank, 3.50%, 7/19/23, MTN	350,000	359,945

		994,933

Schedule of Portfolio Investments	Walden Asset Management Fund
March 31, 2019 (Unaudited)

CORPORATE BONDS, CONTINUED
	Shares or
	Principal
Security Description	Amount ($)	Fair Value ($)

Health Care (0.4%)
Abbott Laboratories, 2.95%, 3/15/25, Callable 12/15/24 @ 100	100,000	99,580
Kaiser Foundation Hospitals, 3.15%, 5/1/27, Callable 2/1/27 @ 100	250,000	251,669
Merck & Co., Inc., 3.88%, 1/15/21, Callable 10/15/20 @ 100	150,000	153,223

		504,472

Industrials (0.4%)
Emerson Electric Co., 2.63%, 2/15/23, Callable 11/15/22 @ 100	200,000	198,230
Hubbell, Inc., 3.35%, 3/1/26, Callable 12/1/25 @ 100	145,000	141,666
Hubbell, Inc., 3.50%, 2/15/28, Callable 11/15/27 @ 100	150,000	144,857
Hubbell, Inc., 3.63%, 11/15/22	75,000	75,955

		560,708

Information Technology (0.9%)
Apple, Inc., 2.85%, 5/6/21	350,000	352,438
Apple, Inc., 2.85%, 2/23/23, Callable 12/23/22 @ 100	150,000	151,454
Apple, Inc., 3.00%, 6/20/27, Callable 3/20/27 @ 100	200,000	199,304
Oracle Corp., 3.40%, 7/8/24, Callable 4/8/24 @ 100	300,000	306,957
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	275,000	279,430

		1,289,583

TOTAL CORPORATE BONDS (Cost $3,671,195)		3,681,301

MUNICIPAL BONDS (0.3%)
	Shares or
	Principal
Security Description	Amount ($)	Fair Value ($)

New York (0.1%):
New York State Environmental Facilities Corp., Series C, 1.89%, 7/15/22	190,000	185,944

Wisconsin (0.2%):
Wisconsin State, Build America Bonds, GO, 4.60%, 5/1/26, Callable 5/1/21 @ 100	250,000	260,160

TOTAL MUNICIPAL BONDS (Cost $440,759)		446,104

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (23.7%)
	Shares or
	Principal
Security Description	Amount ($)	Fair Value ($)

Federal Farm Credit Bank (1.1%)
2.60%, 10/6/22	250,000	252,464
2.75%, 7/16/27	250,000	251,575
2.85%, 3/2/28	750,000	757,406
5.38%, 11/10/20	250,000	261,953

		1,523,398

Federal Home Loan Bank (5.0%)
1.88%, 11/29/21	1,000,000	989,743
2.13%, 3/10/23	1,000,000	993,470
2.50%, 3/11/22	200,000	201,151
2.88%, 6/14/24	1,000,000	1,027,345
2.88%, 9/13/24	1,000,000	1,025,506
3.25%, 6/9/23	850,000	882,393
5.25%, 8/15/22	1,000,000	1,095,976
5.50%, 7/15/36	700,000	935,219

		7,150,803

Federal Home Loan Mortgage Corp. (4.2%)
2.38%, 1/13/22	5,750,000	5,768,309

Federal National Mortgage Association (4.7%)
1.38%, 2/26/21	150,000	147,381
1.88%, 4/5/22	1,000,000	989,448
1.88%, 9/24/26	1,000,000	957,494
2.13%, 4/24/26	1,250,000	1,221,935
2.63%, 9/6/24	3,250,000	3,299,898

		6,616,156

Government National Mortgage Association (0.1%)
4.00%, 9/15/40	35,186	36,588
4.00%, 9/15/41	142,163	147,829
6.50%, 5/15/32	3,647	4,004

		188,421

Housing & Urban Development (0.3%)
2.70%, 8/1/22	491,000	491,662

U.S. Treasury Inflation Index Note (1.2%)
0.63%, 7/15/21	279,188	281,745
0.75%, 7/15/28	501,355	512,609
1.25%, 7/15/20	865,590	878,551

		1,672,905

U.S. Treasury Note (7.1%)
1.88%, 1/31/22	1,500,000	1,485,059
2.63%, 12/31/23	1,000,000	1,017,148
2.75%, 8/31/23	1,500,000	1,532,344
2.75%, 11/15/23	1,500,000	1,533,105
2.75%, 2/28/25	3,500,000	3,589,073
2.88%, 9/30/23	1,000,000	1,027,031

		10,183,760

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $33,293,696)		33,595,414

INVESTMENT COMPANIES (4.5%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 2.31%(b)	6,428,054	6,428,054

TOTAL INVESTMENT COMPANIES (Cost $6,428,054)		6,428,054

Total Investments (Cost $99,253,440) — 102.7%		145,351,209
Liabilities in excess of other assets — (2.7)%		(3,883,023)

NET ASSETS — 100.0%		$141,468,186

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2019.

GO	General Obligation
MTN	Medium Term Note
PLC	Public Limited Company

Schedule of Portfolio Investments	Walden Equity Fund
March 31, 2019 (Unaudited)

COMMON STOCKS (99.5%)
Security Description	Shares	Fair Value ($)

Communication Services (7.2%)
Alphabet, Inc., Class A (a)	2,800	3,295,292
Alphabet, Inc., Class C (a)	5,050	5,925,215
Charter Communications, Inc., Class A (a)	4,879	1,692,574
Comcast Corp., Class A	70,000	2,798,600
Omnicom Group, Inc.	28,000	2,043,720

		15,755,401

Consumer Discretionary (8.5%)
Advance Auto Parts, Inc.	7,000	1,193,710
Autoliv, Inc.	4,000	294,120
Booking Holdings, Inc. (a)	1,100	1,919,401
Dollar General Corp.	21,000	2,505,300
McDonald’s Corp.	10,500	1,993,950
NIKE, Inc., Class B	43,500	3,663,135
Ross Stores, Inc.	40,000	3,724,000
Starbucks Corp.	39,000	2,899,260
The TJX Cos., Inc.	6,000	319,260
Veoneer, Inc. (a)	5,500	125,785

		18,637,921

Consumer Staples (10.8%)
Church & Dwight Co., Inc.	30,000	2,136,900
Colgate-Palmolive Co.	30,000	2,056,200
Costco Wholesale Corp.	19,000	4,600,660
Estee Lauder Cos., Inc.	23,000	3,807,650
PepsiCo, Inc.	31,000	3,799,050
Procter & Gamble Co.	5,000	520,250
Sysco Corp.	32,000	2,136,320
The Clorox Co.	18,000	2,888,280
The Hershey Co.	15,000	1,722,450

		23,667,760

Energy (3.0%)
Apache Corp.	47,000	1,629,020
ConocoPhillips	75,000	5,005,500

		6,634,520

Financials (15.5%)
American Express Co.	25,000	2,732,500
BB&T Corp.	57,000	2,652,210
Cincinnati Financial Corp.	18,000	1,546,200
Comerica, Inc.	23,000	1,686,360
Discover Financial Services	33,000	2,348,280
JPMorgan Chase & Co.	52,000	5,263,960
M&T Bank Corp.	10,000	1,570,200
Northern Trust Corp.	28,000	2,531,480
PNC Financial Services Group, Inc.	28,500	3,495,810
State Street Corp.	26,000	1,711,060
SunTrust Banks, Inc.	41,000	2,429,250
T. Rowe Price Group, Inc.	21,500	2,152,580
U.S. Bancorp	80,000	3,855,200

		33,975,090

Health Care (15.9%)
Becton, Dickinson & Co.	19,000	4,744,870
Danaher Corp.	22,000	2,904,440
Dentsply Sirona, Inc.	17,000	843,030
Henry Schein, Inc. (a)	29,000	1,743,190
Johnson & Johnson, Inc.	32,500	4,543,175
Medtronic PLC	26,000	2,368,080
Merck & Co., Inc.	32,000	2,661,440
Mettler-Toledo International, Inc. (a)	4,500	3,253,500
Stryker Corp.	20,000	3,950,400
UnitedHealth Group, Inc.	18,000	4,450,680
Waters Corp. (a)	12,500	3,146,375

		34,609,180

Industrials (11.6%)
3M Co.	19,000	3,947,820
Deere & Co.	14,000	2,237,760
Donaldson Co., Inc.	37,500	1,877,250
Emerson Electric Co.	35,000	2,396,450
Hubbell, Inc.	21,000	2,477,580
Illinois Tool Works, Inc.	18,000	2,583,540
Union Pacific Corp.	30,500	5,099,600
United Parcel Service, Inc., Class B	23,000	2,570,020
W.W. Grainger, Inc.	7,000	2,106,510

		25,296,530

Information Technology (20.8%)
Accenture PLC, Class A	28,500	5,016,570
Apple, Inc.	48,500	9,212,575
Automatic Data Processing, Inc.	31,000	4,951,940
Cisco Systems, Inc.	65,000	3,509,350
International Business Machines Corp.	2,000	282,200
Microsoft Corp.	85,500	10,083,870
Oracle Corp.	90,000	4,833,900
TE Connectivity Ltd.	20,000	1,615,000
Visa, Inc., Class A	37,000	5,779,030

		45,284,435

Materials (3.5%)
AptarGroup, Inc.	26,000	2,766,140
Linde PLC	15,000	2,638,950
PPG Industries, Inc.	20,000	2,257,400

		7,662,490

Utilities (2.7%)
Consolidated Edison, Inc.	32,500	2,756,325
Eversource Energy	45,000	3,192,750

		5,949,075

TOTAL COMMON STOCKS (Cost $109,245,636)		217,472,402

INVESTMENT COMPANIES (0.5%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 2.31%(b)	1,067,791	1,067,791

TOTAL INVESTMENT COMPANIES (Cost $1,067,791)		1,067,791

Total Investments (Cost $110,313,427) — 100.0%		218,540,193
Other assets in excess of liabilities — 0.0%		10,444

NET ASSETS — 100.0%		$218,550,637

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2019.

PLC	Public Limited Company

Schedule of Portfolio Investments	Walden Midcap Fund
March 31, 2019 (Unaudited)

COMMON STOCKS (99.2%)
Security Description	Shares	Fair Value ($)

Communication Services (1.1%)
Omnicom Group, Inc.	7,525	549,250

		549,250

Consumer Discretionary (11.0%)
Dollar General Corp.	6,475	772,468
Dunkin’ Brands Group, Inc.	7,050	529,455
Expedia, Inc.	3,950	470,050
Hasbro, Inc.	5,200	442,104
Hyatt Hotels Corp., Class A	11,575	839,997
O’Reilly Automotive, Inc. (a)	1,675	650,403
Polaris Industries, Inc.	4,350	367,271
Ross Stores, Inc.	9,900	921,689
Williams Sonoma, Inc.	8,100	455,787

		5,449,224

Consumer Staples (5.8%)
Church & Dwight Co., Inc.	8,525	607,236
McCormick & Co., Inc.	3,925	591,223
Sysco Corp.	7,800	520,728
The Clorox Co.	3,875	621,782
The Hershey Co.	4,675	536,830

		2,877,799

Energy (3.0%)
Apache Corp.	17,950	622,147
Dril-Quip, Inc. (a)	8,725	400,041
Helmerich & Payne, Inc.	8,700	483,372

		1,505,560

Financials (16.9%)
Brown & Brown, Inc.	16,650	491,342
Commerce Bancshares, Inc.	12,626	733,066
Discover Financial Services	8,600	611,976
East West Bancorp, Inc.	7,850	376,565
Eaton Vance Corp.	12,125	488,759
FactSet Research Systems, Inc.	4,575	1,135,834
M&T Bank Corp.	5,000	785,099
Northern Trust Corp.	8,575	775,266
SEI Investments Co.	10,875	568,219
Signature Bank	4,250	544,298
State Street Corp.	6,600	434,346
SunTrust Banks, Inc.	5,700	337,725
T. Rowe Price Group, Inc.	6,075	608,229
W. R. Berkley Corp.	6,035	511,285

		8,402,009

Health Care (11.5%)
Agilent Technologies, Inc.	7,750	622,945
Cerner Corp. (a)	8,600	492,006
Henry Schein, Inc. (a)	7,150	429,787
Mettler-Toledo International, Inc. (a)	850	614,550
PerkinElmer, Inc.	5,600	539,616
STERIS PLC	4,775	611,343
The Cooper Companies, Inc.	2,275	673,787
Varian Medical Systems, Inc. (a)	4,500	637,740
Waters Corp. (a)	2,175	547,469
Zimmer Biomet Holdings, Inc.	4,200	536,340

		5,705,583

Industrials (15.5%)
AMETEK, Inc.	10,900	904,373
Donaldson Co., Inc.	15,775	789,696
Expeditors International of Washington, Inc.	8,725	662,228
Hubbell, Inc.	6,775	799,315
IDEX Corp.	3,275	496,949
Lincoln Electric Holdings, Inc.	6,175	517,897
Masco Corp.	14,375	565,081
Nordson Corp.	5,275	699,043
Roper Technologies, Inc.	2,225	760,883
Sensata Technologies Holding PLC (a)	8,700	391,674
The Middleby Corp. (a)	4,175	542,875
Verisk Analytics, Inc.	4,400	585,200

		7,715,214

Information Technology (14.7%)
Akamai Technologies, Inc. (a)	6,300	451,773
Amdocs Ltd.	8,725	472,110
ANSYS, Inc. (a)	2,950	538,995
Aspen Technology, Inc. (a)	5,200	542,151
CDK Global, Inc.	6,375	374,978
Check Point Software Technologies Ltd. (a)	4,950	626,125
Citrix Systems, Inc.	5,200	518,232
F5 Networks, Inc. (a)	5,225	819,959
IPG Photonics Corp. (a)	4,125	626,092
Juniper Networks, Inc.	20,050	530,724
Paychex, Inc.	14,975	1,200,995
TE Connectivity Ltd.	7,625	615,719

		7,317,853

Materials (7.4%)
AptarGroup, Inc.	7,325	779,307
Avery Dennison Corp.	7,575	855,974
Ball Corp.	8,725	504,829
International Flavors & Fragrances, Inc.	6,025	775,960
RPM International, Inc.	13,050	757,422

		3,673,492

Real Estate (6.5%)
Alexandria Real Estate Equities, Inc.	3,050	434,808
Digital Realty Trust, Inc.	3,975	473,025
Host Hotels & Resorts, Inc.	22,975	434,228
Jones Lang LaSalle, Inc.	3,700	570,466
Lamar Advertising Co., Class A	5,800	459,708
Realty Income Corp.	11,375	836,745

		3,208,980

Utilities (5.8%)
American Water Works Co., Inc.	4,525	471,777
Consolidated Edison, Inc.	7,050	597,911
Eversource Energy	17,480	1,240,205
ONE Gas, Inc.	6,700	596,501

		2,906,394

TOTAL COMMON STOCKS (Cost $33,313,649)		49,311,358

INVESTMENT COMPANIES (1.4%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 2.31%(b)	677,763	677,763

TOTAL INVESTMENT COMPANIES (Cost $677,763)		677,763

Total Investments (Cost $33,991,412) — 100.6%		49,989,121
Liabilities in excess of other assets — (0.6)%		(303,679)

NET ASSETS — 100.0%		$49,685,442

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2019.

PLC	Public Limited Company

Schedule of Portfolio Investments	Walden SMID Cap Fund
March 31, 2019 (Unaudited)

COMMON STOCKS (99.0%)
Security Description	Shares	Fair Value ($)

Communication Services (1.1%)
Interpublic Group of Cos., Inc.	29,000	609,290

		609,290

Consumer Discretionary (9.4%)
Big Lots, Inc.	10,750	408,715
Cheesecake Factory, Inc.	11,700	572,364
Choice Hotels International, Inc.	8,200	637,468
Dorman Products, Inc. (a)	7,700	678,293
Dunkin’ Brands Group, Inc.	9,000	675,900
Polaris Industries, Inc.	4,950	417,929
Texas Roadhouse, Inc.	8,300	516,177
Tiffany & Co.	6,000	633,300
Williams Sonoma, Inc.	9,600	540,192

		5,080,338

Consumer Staples (4.2%)
Church & Dwight Co., Inc.	12,575	895,717
Flowers Foods, Inc.	27,200	579,904
Lancaster Colony Corp.	2,875	450,484
Tootsie Roll Industries, Inc.	9,600	357,504

		2,283,609

Energy (2.6%)
Apache Corp.	11,000	381,260
Dril-Quip, Inc. (a)	8,400	385,140
Helmerich & Payne, Inc.	11,100	616,716

		1,383,116

Financials (16.8%)
American Financial Group, Inc.	5,250	505,103
Bank of Hawaii Corp.	7,100	559,977
Brown & Brown, Inc.	20,800	613,808
Cincinnati Financial Corp.	5,850	502,515
Cohen & Steers, Inc.	9,200	388,884
Commerce Bancshares, Inc.	9,800	568,988
CVB Financial Corp.	16,400	345,220
East West Bancorp, Inc.	10,700	513,279
Eaton Vance Corp.	16,700	673,177
FactSet Research Systems, Inc.	3,400	844,118
First Hawaiian, Inc.	15,100	393,355
SEI Investments Co.	15,400	804,650
Signature Bank	6,300	806,840
SVB Financial Group (a)	2,700	600,372
Texas Capital Bancshares, Inc. (a)	6,600	360,294
UMB Financial Corp.	8,200	525,128

		9,005,708

Health Care (13.5%)
Chemed Corp.	2,025	648,142
Dentsply Sirona, Inc.	12,150	602,519
Henry Schein, Inc. (a)	5,325	320,086
Masimo Corp. (a)	7,700	1,064,755
Mettler-Toledo International, Inc. (a)	1,125	813,375
PerkinElmer, Inc.	8,700	838,332
ResMed, Inc.	4,250	441,873
STERIS PLC	6,000	768,180
The Cooper Companies, Inc.	2,525	747,829
Varian Medical Systems, Inc. (a)	4,350	616,482
Waters Corp. (a)	1,700	427,907

		7,289,480

Industrials (16.5%)
Applied Industrial Technologies, Inc.	10,100	600,647
C.H. Robinson Worldwide, Inc.	5,400	469,746
Donaldson Co., Inc.	20,400	1,021,223
Expeditors International of Washington, Inc.	10,700	812,130
Hexcel Corp.	5,900	408,044
Hubbell, Inc.	7,000	825,860
IDEX Corp.	3,450	523,503
Lincoln Electric Holdings, Inc.	7,100	595,477
Masco Corp.	14,400	566,064
Nordson Corp.	5,900	781,868
Sensata Technologies Holding PLC (a)	11,000	495,220
The Middleby Corp. (a)	5,175	672,905
UniFirst Corp.	5,100	782,850
Valmont Industries, Inc.	2,875	374,038

		8,929,575

Information Technology (16.2%)
Akamai Technologies, Inc. (a)	9,200	659,732
Amdocs Ltd.	10,300	557,333
ANSYS, Inc. (a)	3,550	648,621
Aspen Technology, Inc. (a)	8,100	844,505
CDK Global, Inc.	7,100	417,622
Coherent, Inc. (a)	3,200	453,504
F5 Networks, Inc. (a)	5,900	925,887
IPG Photonics Corp. (a)	5,300	804,434
Jack Henry & Associates, Inc.	4,650	645,141
Juniper Networks, Inc.	23,300	616,751
Manhattan Associates, Inc. (a)	13,700	755,007
NETGEAR, Inc. (a)	9,300	308,016
Tech Data Corp. (a)	5,325	545,333
Teradata Corp. (a)	12,850	560,903

		8,742,789

Materials (6.3%)
AptarGroup, Inc.	8,100	861,759
Avery Dennison Corp.	5,525	624,325
International Flavors & Fragrances, Inc.	4,550	585,995
RPM International, Inc.	15,200	882,208
Silgan Holdings, Inc.	15,200	450,376

		3,404,663

Real Estate (8.6%)
American Campus Communities, Inc.	9,200	437,736
Camden Property Trust	6,900	700,350
CoreSite Realty Corp.	6,800	727,736
CubeSmart	14,400	461,376
Highwoods Properties, Inc.	8,800	411,664
Jones Lang LaSalle, Inc.	4,750	732,355
Lamar Advertising Co., Class A	8,000	634,080
Ryman Hospitality Properties, Inc.	6,700	551,008

		4,656,305

Utilities (3.8%)
Atmos Energy Corp.	6,500	669,045
New Jersey Resources Corp.	11,100	552,669
ONE Gas, Inc.	9,400	836,882

		2,058,596

TOTAL COMMON STOCKS (Cost $40,345,147)		53,443,469

INVESTMENT COMPANIES (1.0%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 2.31%(b)	536,115	536,115

TOTAL INVESTMENT COMPANIES (Cost $536,115)		536,115

Total Investments (Cost $40,881,262) — 100.0%		53,979,584

Other assets in excess of liabilities — 0.0%		17,117

NET ASSETS — 100.0%		$53,996,701

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2019.

PLC	Public Limited Company

Schedule of Portfolio Investments	Walden Small Cap Fund
March 31, 2019 (Unaudited)

COMMON STOCKS (99.3%)
Security Description	Shares	Fair Value ($)

Communication Services (0.9%)
Cable One, Inc.	940	922,497

		922,497

Consumer Discretionary (11.7%)
Big Lots, Inc.	27,625	1,050,303
Carter’s, Inc.	8,300	836,557
Cheesecake Factory, Inc.	20,350	995,522
Choice Hotels International, Inc.	21,975	1,708,336
Dorman Products, Inc. (a)	13,375	1,178,204
Dunkin’ Brands Group, Inc.	14,075	1,057,033
Gentherm, Inc. (a)	18,550	683,753
Monro, Inc.	17,650	1,527,078
Texas Roadhouse, Inc.	20,700	1,287,332
Williams Sonoma, Inc.	21,000	1,181,670

		11,505,788

Consumer Staples (3.6%)
Flowers Foods, Inc.	74,025	1,578,213
Lancaster Colony Corp.	5,525	865,712
Tootsie Roll Industries, Inc.	30,250	1,126,501

		3,570,426

Energy (3.1%)
Dril-Quip, Inc. (a)	21,275	975,458
Forum Energy Technologies, Inc. (a)	55,400	283,094
Natural Gas Services Group, Inc. (a)	14,750	255,323
Newpark Resources, Inc. (a)	77,175	706,923
RPC, Inc.	70,400	803,264

		3,024,062

Financials (17.2%)
1st Source Corp.	17,725	796,030
Artisan Partners Asset Management, Inc., Class A	20,700	521,019
Bank of Hawaii Corp.	17,725	1,397,970
Bridge BanCorp, Inc.	13,500	395,550
Bryn Mawr Bank Corp.	15,975	577,177
Camden National Corp.	13,200	550,704
Cohen & Steers, Inc.	21,600	913,032
Commerce Bancshares, Inc.	21,200	1,230,871
CVB Financial Corp.	29,950	630,448
Eaton Vance Corp.	36,575	1,474,338
First Hawaiian, Inc.	27,350	712,468
German American BanCorp	13,600	399,840
Independent Bank Corp.	12,400	1,004,524
Lakeland Financial Corp.	26,225	1,185,895
Morningstar, Inc.	9,425	1,187,456
Texas Capital Bancshares, Inc. (a)	12,350	674,187
Tompkins Financial Corp.	11,450	871,002
UMB Financial Corp.	17,900	1,146,316
Washington Federal, Inc.	23,625	682,526
Washington Trust BanCorp, Inc.	15,575	749,936

		17,101,289

Health Care (15.0%)
Anika Therapeutics, Inc. (a)	19,400	586,656
Atrion Corp.	975	856,713
Bio-Techne Corp.	3,625	719,744
Bruker Corp.	43,625	1,676,945
Chemed Corp.	5,650	1,808,396
CorVel Corp. (a)	13,375	872,585
Ensign Group, Inc.	14,575	746,094
Globus Medical, Inc., Class A (a)	22,025	1,088,255
Haemonetics Corp. (a)	8,550	747,954
Hill-Rom Holdings, Inc.	13,975	1,479,394
Masimo Corp. (a)	17,975	2,485,582
Premier, Inc. (a)	24,125	832,071
U.S. Physical Therapy, Inc.	8,250	866,498

		14,766,887

Industrials (16.3%)
Applied Industrial Technologies, Inc.	20,800	1,236,976
Donaldson Co., Inc.	36,275	1,815,926
Forward Air Corp.	16,700	1,080,991
Franklin Electric Co., Inc.	31,825	1,625,939
Herman Miller, Inc.	25,700	904,126
Hub Group, Inc., Class A (a)	28,650	1,170,353
Kadant, Inc.	9,425	829,023
Landstar System, Inc.	14,575	1,594,359
Lincoln Electric Holdings, Inc.	16,075	1,348,210
Tennant Co.	10,200	633,318
UniFirst Corp.	10,650	1,634,775
Valmont Industries, Inc.	7,200	936,720
Watts Water Technologies, Inc., Class A	16,075	1,299,182

		16,109,898

Information Technology (16.0%)
Aspen Technology, Inc. (a)	15,250	1,589,965
Coherent, Inc. (a)	8,850	1,254,222
CSG Systems International, Inc.	37,600	1,590,480
ExlService Holdings, Inc. (a)	17,825	1,069,857
InterDigital, Inc.	15,575	1,027,639
Manhattan Associates, Inc. (a)	25,175	1,387,394
NETGEAR, Inc. (a)	26,125	865,260
NIC, Inc.	83,625	1,429,151
Power Integrations, Inc.	18,225	1,274,657
Progress Software Corp.	26,800	1,189,116
Tech Data Corp. (a)	14,575	1,492,626
Teradata Corp. (a)	36,625	1,598,680

		15,769,047

Materials (4.4%)
AptarGroup, Inc.	17,050	1,813,949
Minerals Technologies, Inc.	11,550	679,025
Quaker Chemical Corp.	3,525	706,163
Silgan Holdings, Inc.	38,225	1,132,607

		4,331,744

Real Estate (6.4%)
American Campus Communities, Inc.	17,975	855,251
CoreSite Realty Corp.	12,975	1,388,584
CubeSmart	34,575	1,107,783
HFF, Inc., Class A	20,050	957,388
Highwoods Properties, Inc.	20,500	958,990
Ryman Hospitality Properties, Inc.	12,300	1,011,552
		6,279,548

Utilities (4.7%)
Chesapeake Utilities Corp.	11,550	1,053,475
Hawaiian Electric Industries, Inc.	24,775	1,010,077
New Jersey Resources Corp.	20,350	1,013,227
ONE Gas, Inc.	18,050	1,606,991

		4,683,770

TOTAL COMMON STOCKS (Cost $73,570,443)		98,064,956

INVESTMENT COMPANIES (0.8%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 2.31%(b)	812,568	812,568

TOTAL INVESTMENT COMPANIES (Cost $812,568)		812,568

Total Investments (Cost $74,383,011) — 100.1%		98,877,524
Liabilities in excess of other assets — (0.1)%		(141,025)

NET ASSETS — 100.0%		$98,736,499

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2019.

Schedule of Portfolio Investments	Walden International Equity Fund
March 31, 2019 (Unaudited)

COMMON STOCKS (97.4%)
Security Description	Shares	Fair Value ($)

Australia (6.5%)
Australia & New Zealand Banking Group Ltd.	14,303	264,301
Brambles Ltd.	34,113	284,790
Commonwealth Bank of Australia	8,745	438,538
CSL Ltd.	3,620	500,964
Origin Energy Ltd.	76,481	390,916
Telstra Corp. Ltd.	117,576	277,111
Westpac Banking Corp.	24,925	458,634
Woodside Petroleum Ltd.	16,719	410,898

		3,026,152

Belgium (0.9%)
Colruyt SA	5,856	432,839

		432,839

Canada (7.8%)
ARC Resources Ltd.	35,377	241,460
Bank of Montreal	6,130	458,718
Canadian National Railway Co.	4,018	359,732
Great-West Lifeco, Inc.	12,649	306,332
Intact Financial Corp.	3,270	276,734
Magna International, Inc.	6,317	307,624
Metro, Inc.	8,019	295,266
Royal Bank of Canada	6,484	489,236
The Bank of Nova Scotia	6,900	367,360
The Toronto-Dominion Bank	9,285	503,927

		3,606,389

Denmark (1.6%)
Novo Nordisk A/S	9,858	516,129
Novozymes A/S	4,918	226,152

		742,281

Finland (1.4%)
Kone OYJ	7,661	386,323
Nordea Bank AB	32,843	249,978

		636,301

France (9.1%)
Air Liquide SA	3,792	482,092
Danone SA	6,473	498,699
Dassault Systemes	2,927	435,810
Essilor International SA	2,907	317,508
Imerys SA	6,656	331,762
Legrand SA	6,214	415,809
L’Oreal SA	2,102	565,355
Publicis Groupe SA	7,031	376,399
Schneider Electric SE	5,551	435,448
Societe BIC SA	3,972	353,951

		4,212,833

Germany (8.0%)
Allianz SE	1,845	410,312
Beiersdorf AG	2,649	275,543
Deutsche Boerse AG	3,056	391,777
Fresenius SE & Co. KGaA	5,987	334,141
Fuchs Petrolub SE	5,992	246,648
Hannover Rueck SE	1,789	256,838
Henkel AG & Co. KGaA	2,908	276,423
Hugo Boss AG	3,893	265,827
Merck KGaA	3,586	408,844
Muenchener Rueckversicherungs-Gesellschaft AG	1,202	284,464
SAP AG	4,848	560,066

		3,710,883

Hong Kong (3.3%)
Hang Lung Properties Ltd.	155,400	379,310
Hang Seng Bank Ltd.	17,220	424,922
Hysan Development Co. Ltd.	62,000	332,127
MTR Corp. Ltd.	64,900	401,817

		1,538,176

Ireland (1.4%)
Experian PLC	14,071	380,941
Kerry Group PLC	2,544	282,483

		663,424

Israel (0.6%)
Nice Systems Ltd.(a)	2,355	287,186

		287,186

Italy (1.7%)
Snam SpA	78,869	405,058
Terna Rete Elettrica Nazionale SpA	62,748	397,497

		802,555

Japan (22.5%)
Astellas Pharma, Inc.	18,850	282,129
Benesse Holdings, Inc.	12,560	325,873
Canon, Inc.	10,775	312,427
Central Japan Railway Co.	1,415	328,306
Chugai Pharmaceutical Co. Ltd.	5,300	363,983
Daiwa House Industry Co. Ltd.	13,590	431,579
East Japan Railway Co.	2,725	262,639
Fast Retailing Co. Ltd.	805	377,982
INPEX Corp.	29,000	276,234
JSR Corp.	17,200	266,359
Kao Corp.	3,600	283,231
KDDI Corp.	12,600	271,194
Kurita Water Industries Ltd.	10,900	278,082
Mitsubishi Estate Co. Ltd.	22,400	405,408
Nippon Telegraph & Telephone Corp.	7,632	323,917
Nitto Denko Corp.	7,200	377,836
Nomura Research Institute Ltd.	7,788	353,521
NTT DOCOMO, Inc.	14,310	316,587
Oracle Corporation Japan	3,700	248,091
Oriental Land Co. Ltd.	3,765	427,092
Secom Co. Ltd.	3,935	336,718
Sumitomo Mitsui Financial Group, Inc.	12,850	449,477
Sysmex Corp.	4,300	259,607
Terumo Corp.	13,600	414,836
The Chiba Bank Ltd.	40,245	218,277
The Hachijuni Bank Ltd.	65,140	269,825
The Shizuoka Bank Ltd.	33,180	252,421
Tokio Marine Holdings, Inc.	6,950	336,304
Tokyo Gas Co. Ltd.	12,200	329,579
Toyota Motor Corp.	8,240	482,383
Yahoo Japan Corp.	94,835	231,931
Yamato Holdings Co. Ltd.	13,075	337,347

		10,431,175

Luxembourg (0.6%)
Tenaris SA	19,307	271,010

		271,010

Netherlands (3.7%)
AKZO Nobel NV	4,415	391,149
Koninklijke Ahold Delhaize NV	18,813	500,615
Koninklijke Vopak NV	8,095	387,327
Wolters Kluwer NV	6,754	459,822

		1,738,913

Norway (0.6%)
Statoil ASA	12,981	284,326

		284,326

Singapore (1.2%)
ComfortDelGro Corp. Ltd.	150,350	285,186
Singapore Exchange Ltd.	50,600	272,999

		558,185

Schedule of Portfolio Investments	Walden International Equity Fund
March 31, 2019 (Unaudited)

COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)

Spain (2.6%)
Enagas SA	13,235	385,065
Gas Natural SDG SA	13,947	389,980
Inditex SA	15,243	447,931

		1,222,976

Sweden (2.0%)
Atlas Copco AB, Class A	9,473	254,420
Hennes & Mauritz AB	19,766	329,596
Svenska Handelsbanken AB	34,721	366,432

		950,448

Switzerland (7.9%)
ABB Ltd.	14,277	268,330
Cie Financiere Richemont SA	3,966	288,994
Givaudan SA	140	357,770
Nestle SA	7,548	719,543
Roche Holding AG	3,235	891,534
SGS SA	134	333,553
Sonova Holding AG-REG	1,830	362,140
Zurich Insurance Group AG	1,313	434,721

		3,656,585

United Kingdom (14.0%)
Admiral Group PLC	9,911	280,063
Burberry Group PLC	12,989	330,590
Compass Group PLC	19,897	467,544
Croda International PLC	5,711	374,670
Investec PLC	60,916	350,854
ITV PLC	155,179	256,837
Johnson Matthey PLC	8,313	340,128
London Stock Exchange Group PLC	6,576	406,840
Marks & Spencer Group PLC	102,306	371,559
National Grid PLC	39,270	435,078
Next PLC	3,982	289,344
Reckitt Benckiser Group PLC	5,118	425,339
RELX PLC	14,529	310,567
Sage Group PLC	41,182	376,035
Schroders PLC	6,790	238,910
Smith & Nephew PLC	13,802	273,729
Smiths Group PLC	12,557	234,648
Unilever PLC	8,526	487,958
WPP PLC	22,392	236,420

		6,487,113

TOTAL COMMON STOCKS (Cost $43,008,224)		45,259,750

INVESTMENT COMPANIES (0.9%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 2.31%(b)	435,626	435,626

TOTAL INVESTMENT COMPANIES (Cost $435,626)		435,626

Total Investments (Cost $43,443,850) — 98.3%		45,695,376
Other assets in excess of liabilities — 1.7%		813,278

NET ASSETS — 100.0%		$46,508,654

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2019.

PLC	Public Limited Company

The Fund invested, as a percentage of net assets at value, in the following industries as of March 31, 2019:

Percentage of Total
Industry	Net Assets

Financials	20.4%
Industrials	14.6%
Health Care	10.8%
Consumer Staples	10.7%
Consumer Discretionary	10.1%
Materials	7.3%
Energy	6.4%
Information Technology	5.5%
Communication Services	5.0%
Utilities	3.3%
Real Estate	3.3%
Investment Companies	0.9%
Other net assets	1.7%

Total	100.0%